Acquisitions and disposals- Acquisitions (Details) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 USD ($)
Rosebank project in UK [Member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired				40.00%	40.00%
Cash consideration					$ 71
Danske Commodities [Member] | Marketing, Midstream and Processing (MMP) [Member]
Acquisitions [line items]
Percentage of share acquired				100.00%	100.00%
Cash consideration				€ 465	$ 535
Goodwill		$ 437
Non-current assets recognised as of acquisition date					13
Current assets recognised as of acquisition date					836
Current liabilities recognised as of acquisition date					749
Deferred tax liabilities recognised as of acquisition date					2
Offshore wind lease OCS-A 0520 [Member] | Other segment [member]
Acquisitions [line items]
Total purchase price					$ 135
Norwegian Sea and the North Sea region of the Norwegian continental shelf (NCS) [Member] | E&P Norway [member]
Acquisitions [line items]
Cash consideration	$ 0		$ 0
Goodwill	82
Assets recognised as of acquisition date	280		280
Liabilities recognised as of acquisition date	$ 97		$ 97
Roncador field [Member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired	25.00%		25.00%
BM-S-8 licence, Carcara field [Member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired	10.00%		10.00%
Portion of consideration in cash paid (received)			$ 101
Total purchase price	$ 415		415
Exploration assets acquired	$ 146		$ 146
Caesar Tonga oil field [Member] | Anadarko [Member]
Acquisitions [line items]
Ownership interest in joint operation	33.75%
Caesar Tonga oil field [Member] | Chevron [Member]
Acquisitions [line items]
Ownership interest in joint operation	20.25%
Caesar Tonga oil field [Member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired	22.45%		22.45%
Total purchase price	$ 965		$ 965
Caesar Tonga oil field [Member] | E&P International [member] | Minimum (%) [member]
Acquisitions [line items]
Ownership interest in joint operation	23.55%
Caesar Tonga oil field [Member] | E&P International [member] | Maximum (%) [member]
Acquisitions [line items]
Ownership interest in joint operation	46.00%